Securities Issuance and Conversion (Details) - USD ($)	Jul. 03, 2025	Dec. 20, 2024	Jul. 08, 2024	Jun. 03, 2024	Mar. 31, 2025	Feb. 05, 2024	Aug. 31, 2023
Securities Issuance and Conversion [Line Items]
Common shares (in Dollars per share)							$ 0.01
Common stock issued				50,000		46,040
Aggregate purchase price (in Dollars)				$ 3,500,000
Warrants to purchase				830,957
Exercise price (in Dollars per share)				$ 3.51
Purchase Agreement [Member]
Securities Issuance and Conversion [Line Items]
Aggregate principal amount (in Dollars)				$ 3,888,889
First Tranche [Member] | Bottom of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase				51,045
Promissory notes of principal amounts (in Dollars)				$ 1,427,778
Commitment shares				3,071
First Tranche [Member] | Top of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase				305,080
Promissory notes of principal amounts (in Dollars)				$ 238,888.88
Commitment shares				18,357
Second Tranche [Member] | Bottom of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase			34,029
Promissory notes of principal amounts (in Dollars)			$ 159,259.26
Commitment shares			2,048
Second Tranche [Member] | Top of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase			203,387
Promissory notes of principal amounts (in Dollars)			$ 951,851.84
Commitment shares			12,238
Third Tranche [Member] | Bottom of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase		34,029
Promissory notes of principal amounts (in Dollars)		$ 159,259.26
Commitment shares		2,048
Third Tranche [Member] | Top of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase		203,387
Promissory notes of principal amounts (in Dollars)		$ 951,851.84
Commitment shares		12,238
First And Second Tranche [Member]
Securities Issuance and Conversion [Line Items]
Senior secondary promissory percentage		6.00%
Common Shares [Member]
Securities Issuance and Conversion [Line Items]
Restricted common shares	3,800,000,000
Common shares (in Dollars per share)	$ 0.01
Aggregate Purchase Price Agreement (in Dollars)	$ 15,440,000
Common Shares [Member] | Bottom of range [member]
Securities Issuance and Conversion [Line Items]
Common stock issued	179,997,491				179,997,491
Common Shares [Member] | Top of range [member]
Securities Issuance and Conversion [Line Items]
Common stock issued	4,944,997,491				4,944,997,491
Common Shares [Member] | Purchase Agreement [Member]
Securities Issuance and Conversion [Line Items]
Common shares (in Dollars per share)	$ 0.016
Private Placement Common Shares	965,000,000